UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


				        FORM N-Q

		  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANIES



             Investment Company Act file number 811-06231
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                              GIAC Funds, Inc.
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


                  7 Hanover Square New York, N.Y. 10004
-----------------------------------------------------------------------
          (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                          Thomas G. Sorell
     GIAC Funds, Inc.                       GIAC Funds, Inc.
     7 Hanover Square                       7 Hanover Square
     New York, N.Y. 10004                   New York, N.Y. 10004

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		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
-----------------------------------------------------------------------

 		Date of reporting period:  September 30, 2005
-----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Baillie Gifford International Growth Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                                  Value
------------------------------------------------------------------
Common Stocks - 95.7%
Australia - 4.3%
Beverages - 0.4%
      196,500   Fosters Group Ltd.                     $ 875,578
Commercial Banks - 0.7%
       72,754   Australia and NZ Banking Group Ltd.     1,334,541
Commercial Services and Supplies - 0.3%
      100,000   Brambles Inds. Ltd.                      677,170
Food and Staples Retailing - 0.4%
       64,100   Woolworths Ltd.                          814,731
Media - 0.2%
      126,000   John Fairfax Hldgs. Ltd.                 438,173
Metals and Mining - 1.3%
      155,956   BHP Billiton Ltd.                       2,652,137
Oil, Gas and Consumable Fuels - 0.6%
       41,400   Woodside Petroleum Ltd.                 1,139,112
Real Estate - 0.4%
       61,000   Westfield Group                          783,254
                                                        -----------
                                                        8,714,696

Brazil - 1.1%
Diversified Telecommunication Services - 0.5%
       62,000   Telecom. Norte Leste Participacoes ADR  1,024,860
Oil, Gas and Consumable Fuels - 0.6%
       15,800   Petroleo Brasileiro S.A. ADR            1,129,542
                                                        -----------
                                                        2,154,402

Denmark - 2.2%
Commercial Banks - 2.2%
      144,320   Danske Bank AS                          4,430,499
Finland - 1.7%
Construction and Engineering - 1.7%
       49,941   Kone OYJ*                               3,402,365
France - 12.0%
Beverages - 1.0%
       11,080   Pernod-Ricard S.A.                      1,962,623
Diversified Financial Services - 1.5%
       29,692   Eurazeo                                 3,053,963
Health Care Equipment and Supplies - 2.0%
       50,410   Essilor Int'l. S.A.                     4,188,043
Media - 1.3%
       78,685   Vivendi Universal S.A.                  2,576,896
Oil, Gas and Consumable Fuels - 2.9%
       21,630   Total S.A.                              5,923,098
Personal Products - 1.9%
       49,406   L'Oreal S.A.                            3,839,528
Pharmaceuticals - 1.4%
       34,620   Sanofi-Aventis                          2,869,954
                                                        -----------
                                                        24,414,105

Germany - 5.7%
Health Care Providers and Services - 0.9%
       20,710   Celesio AG                              1,819,219
Multi-Utilities - 1.8%
       55,160   RWE AG                                  3,661,481
Software - 1.8%
       20,598   SAP AG                                  3,571,570
Textiles, Apparel and Luxury Goods - 1.2%
       14,590   Adidas-Salomon AG                       2,543,541
                                                        -----------

Shares                                                  Value
------------------------------------------------------------------
                                                        11,595,811

Hong Kong - 3.0%
Commercial Banks - 0.5%
      492,000   BOC Hong Kong Hldgs. Ltd.              $ 986,290
Distributors - 0.4%
      294,000   Li & Fung Ltd.                           680,332
Diversified Financial Services - 0.3%
      190,000   Hong Kong Exchanges & Clearing Ltd.      651,545
Media - 0.2%
       66,000   Television Broadcasts Ltd.               396,070
Real Estate - 1.6%
      196,000   Cheung Kong Hldgs. Ltd.                 2,213,447
      106,000   Sun Hung Kai Properties Ltd.            1,096,630
                                                        -----------
                                                        3,310,077
                                                        -----------
                                                        6,024,314

Ireland - 3.3%
Commercial Banks - 1.5%
      147,110   Allied Irish Banks PLC                  3,139,718
Construction Materials - 1.8%
      133,450   CRH PLC                                 3,628,611
                                                        -----------
                                                        6,768,329

Italy - 1.8%
Insurance - 0.8%
       73,930   Riunione Adriatica di Sicurta SPA       1,688,402
Oil, Gas and Consumable Fuels - 1.0%
       65,770   ENI SPA                                 1,959,638
                                                        -----------
                                                        3,648,040

Japan - 21.3%
Auto Components - 1.2%
      109,000   Bridgestone Corp.                       2,337,879
Automobiles - 1.1%
      199,500   Nissan Motor Co. Ltd.                   2,282,113
Building Products - 1.3%
      250,000   Asahi Glass Co.                         2,628,095
Commercial Banks - 1.3%
          205   Mitsubishi UFJ Financial Group, Inc.    2,696,059
Diversified Financial Services - 1.2%
       32,500   Promise Co.                             2,412,507
Electronic Equipment and Instruments - 2.7%
        9,300   Keyence Corp.                           2,342,751
      117,500   Konica Minolta Hldgs., Inc.             1,070,303
       13,500   Nidec Corp.                              804,316
       13,500   Nidec Corp. - New*                       794,784
       68,000   Yaskawa Electric Corp.*                  521,577
                                                        -----------
                                                        5,533,731
Household Products - 0.8%
       69,000   Kao Corp.                               1,702,238
Insurance - 1.2%
      210,000   Mitsui Sumitomo Insurance Co.           2,435,588
Machinery - 1.1%
       83,300   Daikin Inds. Ltd.                       2,235,156
Marine - 1.2%
      290,000   Mitsui O.S.K. Lines Ltd.                2,321,638
Office Electronics - 1.3%
       49,500   Canon, Inc.                             2,678,274


Shares                                                  Value
------------------------------------------------------------------
Real Estate - 0.6%
       87,000   Sumitomo Realty & Dev't. Co. Ltd.      $1,291,619
Road and Rail - 0.9%
      351,000   Tokyu Corp.                             1,865,060
Specialty Retail - 0.9%
       24,400   Yamada Denki Co. Ltd.                   1,858,617
Tobacco - 1.7%
          217   Japan Tobacco, Inc.                     3,428,483
Trading Companies and Distributors - 1.8%
      282,000   Mitsui & Co. Ltd.                       3,536,979
Wireless Telecommunication Services - 1.0%
          349   KDDI Corp.                              1,971,490
                                                        -----------
                                                        43,215,526

Luxembourg - 0.5%
Wireless Telecommunication Services - 0.5%
       62,710   SES Global                               986,785
New Zealand - 0.3%
Diversified Telecommunication Services - 0.3%
      174,400   Telecom. Corp. of New Zealand            728,255
People's Republic of China - 0.7%
Oil, Gas and Consumable Fuels - 0.7%
    1,893,000   CNOOC Ltd.                              1,366,620
Russia - 0.5%
Wireless Telecommunication Services - 0.5%
       27,000   Mobile Telesystems ADR                  1,098,360
Singapore - 0.7%
Electronic Equipment and Instruments - 0.2%
       53,000   Venture Corp. Ltd.                       454,666
Industrial Conglomerates - 0.2%
       64,000   Keppel Corp. Ltd.                        480,876
Media - 0.3%
      210,000   Singapore Press Hldgs. Ltd.              573,998
                                                        -----------
                                                        1,509,540

South Africa - 1.2%
Oil, Gas and Consumable Fuels - 1.2%
       60,700   Sasol Ltd.                              2,353,469
South Korea - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
        3,900   Samsung Electronics Co. Ltd. GDR+       1,109,550
Spain - 2.8%
Commercial Banks - 1.4%
      227,450   Banco Popular Espanol S.A.              2,780,988
Tobacco - 1.4%
       62,720   Altadis S.A.                            2,818,647

                                                        5,599,635

Sweden - 8.3%
Commercial Banks - 2.4%
      210,987   Svenska Handelsbanken AB                4,898,361
Communications Equipment - 1.2%
      684,620   LM Ericsson                             2,505,917
Health Care Equipment and Supplies - 1.2%
      170,480   Getinge AB                              2,359,325
Machinery - 3.5%
      260,610   Atlas Copco AB                          4,516,754


Shares                                                  Value
------------------------------------------------------------------
       50,544   Sandvik AB                             $2,520,140
                                                        -----------
                                                        7,036,894
                                                        -----------
                                                        16,800,497

Switzerland - 3.9%
Commercial Banks - 1.9%
       43,650   UBS AG                                  3,724,981
Electrical Equipment - 2.0%
      559,200   ABB Ltd.*                               4,103,981
                                                        -----------
                                                        7,828,962

United Kingdom - 19.9%
Commercial Banks - 3.1%
      164,888   Royal Bank of Scotland                  4,694,306
       70,000   Standard Chartered PLC                  1,514,784
                                                        -----------
                                                        6,209,090
Commercial Services and Supplies - 1.1%
      187,000   Capita Group PLC                        1,246,583
      467,000   Hays PLC                                1,014,296
                                                        -----------
                                                        2,260,879
Hotels, Restaurants and Leisure - 1.9%
       46,200   Carnival PLC                            2,395,985
      269,000   Hilton Group PLC                        1,496,922
                                                        -----------
                                                        3,892,907
Media - 0.6%
      152,753   Yell Group PLC                          1,292,620
Metals and Mining - 1.0%
      118,000   BHP Billiton PLC                        1,912,510
Multiline Retail - 0.6%
       48,000   Next PLC                                1,182,243
Oil, Gas and Consumable Fuels - 3.3%
      178,000   BG Group PLC                            1,694,449
      420,000   BP PLC                                  5,005,105
                                                        -----------
                                                        6,699,554
Pharmaceuticals - 1.6%
      129,877   GlaxoSmithKline PLC                     3,313,781
Specialty Retail - 0.6%
      324,000   Kingfisher PLC                          1,238,298
Tobacco - 2.9%
      105,000   British American Tobacco PLC            2,212,724
      127,900   Imperial Tobacco                        3,675,216
                                                        -----------
                                                        5,887,940
Trading Companies and Distributors - 0.6%
       55,000   Wolseley PLC                            1,166,832
Wireless Telecommunication Services - 2.6%
    2,002,188   Vodafone Group                          5,225,443

                                                        40,282,097
                                                        -----------
             Total Common Stocks
(Cost $131,908,135)                                     194,031,857

Preferred Stocks - 2.8%
Brazil - 1.3%
Oil, Gas and Consumable Fuels - 1.3%
       40,600   Petroleo Brasileiro S.A. ADR           $2,588,250
Germany - 1.5%
Automobiles - 1.5%
        4,060   Porsche AG                              3,131,926

             Total Preferred Stocks                     -----------
(Cost $2,353,319)                                       5,720,176


Principal
Amount                                                  Value
------------------------------------------------------------------
Repurchase Agreement - 1.7%
$3,366,000      State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $3,366,491 at
                1.75%, due 10/3/2005(1)
(Cost $3,366,000)                                      $3,366,000

Total Investments - 100.2%
(Cost $137,627,454)                                     203,118,033
Liablities in Excess of Cash, Receivables and
Other Assets - (0.2)%                                   -382,109
Net Assets - 100.0%                                    $202,735,924


*  Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At September 30, 2005, the aggregate marke t value of these securities amounted to $1,109,550 representing 0.5% of net assets.

(1) The repurchase agreement is fully collateralized by $2,685,000 in U.S. Treasury Bonds 6.50%, due 11/15/2026, with a value of $3,438,897. Glossary of Terms:
             ADR - American Depositary Receipt.
             GDR - Global Depositary Receipt .

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

-----------------------------------------------------------------

Gross unrealized appreciation ................... $      66,535,367
Gross unrealized depreciation ...................        (1,044,788)
							         ----------------
Net unrealized appreciation ..................... $      65,490,579
                                                     ==============
-----------------------------------------------------------------

Baillie Gifford Emerging Markets Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                                Value
------------------------------------------------------------------

Common Stocks - 91.8%
Argentina - 0.1%
Food and Staples Retailing - 0.1%
     21,900  Imp. Y Exp. Patagonia                 $     148,194
Brazil - 7.2%
Diversified Telecommunication Services - 1.3%
     84,200  Telecom. Norte Leste Participacoes ADR    1,391,826
Media - 1.2%
  2,925,280  Net Servicos de Comunicacao S.A.*         1,295,132
Metals and Mining - 0.8%
     20,000  Comp. Vale Do Rio Doce ADR                  877,200
Oil, Gas and Consumable Fuels - 3.9%
     59,531  Petroleo Brasileiro S.A. ADR              4,255,871
                                                      -----------
                                                       7,820,029

Chile - 0.6%
Commercial Banks - 0.6%
     14,600  Banco Santander Chile ADR                   640,502
Egypt - 1.4%
Wireless Telecommunication Services - 1.4%
     32,342  Orascom Telecom Hldg. SAE GDR             1,520,074
Hungary - 0.7%
Commercial Banks - 0.7%
     18,000  OTP Bank Rt.                                709,469
India - 5.8%
Chemicals - 2.7%
    160,500  Reliance Inds. Ltd.                       2,896,776
Diversified Financial Services - 1.1%
     52,897  Housing Dev. Fin. Corp. Ltd.              1,250,867
Information Technology Services - 2.0%
     37,000  Infosys Technologies Ltd.                 2,118,253
                                                      -----------
                                                       6,265,896

Indonesia - 3.0%
Commercial Banks - 1.0%
  4,166,500  PT Bank Rakyat Indonesia                  1,093,251
Diversified Telecommunication Services - 1.6%
  3,295,000  PT Telekomunikasi  Indonesia              1,713,144
Metals and Mining - 0.4%
  5,220,500  PT Bumi Resources Tbk                       456,603
                                                      -----------
                                                       3,262,998

Israel - 4.2%
Chemicals - 1.0%
    190,679  Makhteshim-Agan Inds. Ltd.                1,082,960
Commercial Banks - 1.2%
    335,000  Bank Hapoalim Ltd.                        1,303,193
Internet Software and Services - 1.0%
     46,000  Check Point Software Technologies Ltd. AD 1,118,720
Pharmaceuticals - 1.0%
     31,000  Teva Pharmaceutical Inds. Ltd. ADR        1,036,020
                                                      -----------
                                                       4,540,893

Malaysia - 4.8%
Diversified Telecommunication Services - 1.3%
    501,000  Telekom Malaysia Berhad                   1,382,436



Shares                                                Value
------------------------------------------------------------------

Food Products - 1.0%
    367,000  IOI Corp. Berhad                      $   1,158,742
Media - 0.9%
    648,000  Astro All Asia Networks PLC                 979,995
Real Estate - 0.7%
  1,020,000  Glomac Berhad                               349,111
    380,000  SP Setia Berhad                             391,191
                                                      -----------
                                                         740,302
Transportation Infrastructure - 0.9%
  1,125,000  PLUS Expressways Berhad                     955,161
                                                      -----------
                                                       5,216,636

Mexico - 7.1%
Commercial Banks - 1.3%
    155,500  Grupo Fin. Banorte S.A. de C.V.           1,385,008
Diversified Telecommunication Services - 0.6%
    308,000  Grupo Carso Global Telecom.*                607,909
Food and Staples Retailing - 1.0%
    222,922  Wal-Mart de Mexico S.A. de C.V.           1,130,953
Household Durables - 0.5%
    139,600  Consorcio Ara S.A. de C.V.                  529,074
Transportation Infrastructure - 0.5%
     13,300  Grupo Aeroportuario del Sureste S.A. de C   530,670
Wireless Telecommunication Services - 3.2%
     86,600  America Movil S.A. de C.V. ADR            2,279,312
    295,000  America Telecom S.A. de C.V.*             1,221,906
                                                      -----------
                                                       3,501,218
                                                      -----------
                                                       7,684,832

People's Republic of China - 4.4%
Diversified Telecommunication Services - 1.0%
  2,970,000  China Telecom Corp. Ltd.                  1,119,931
Electric Utilities - 0.4%
    500,000  Huaneng Power Int'l., Inc.                  370,635
Oil, Gas and Consumable Fuels - 3.0%
  1,835,000  CNOOC Ltd.                                1,324,748
  2,324,000  PetroChina Co. Ltd.                       1,947,415
                                                      -----------
                                                       3,272,163
                                                      -----------
                                                       4,762,729

Poland - 1.2%
Commercial Banks - 0.7%
     14,000  Bank Pekao S.A.                             774,134
Media - 0.5%
     27,000  Agora S.A.                                  564,012
                                                      -----------
                                                       1,338,146

Russia - 4.9%
Diversified Consumer Services - 1.0%
     46,500  AFK Sistema GDR                           1,139,250
Metals and Mining - 0.2%
     14,273  Peter Hambro Mining PLC*                    206,457
Oil, Gas and Consumable Fuels - 2.7%
     51,000  LUKOIL ADR                                2,948,820
Wireless Telecommunication Services - 1.0%
     23,800  VimpelCom ADR*                            1,057,672
                                                      -----------
                                                       5,352,199

South Africa - 11.6%
Commercial Banks - 1.9%
    182,500  Standard Bank Group Ltd.                  2,011,019



Shares                                                Value
------------------------------------------------------------------
Diversified Telecommunication Services - 1.0%
     53,000  Telkom Group Ltd.                     $   1,052,408
Food and Staples Retailing - 0.5%
     67,932  Massmart Hldgs. Ltd.                        577,462
Industrial Conglomerates - 1.2%
     59,462  Imperial Hldgs. Ltd.                      1,244,934
Media - 1.0%
     68,000  Naspers Ltd.                              1,113,155
Metals and Mining - 2.1%
     22,820  Anglo American Platinum Corp.             1,347,107
     40,000  Lonmin PLC                                  916,550
                                                      -----------
                                                       2,263,657
Oil, Gas and Consumable Fuels - 3.4%
     95,400  Sasol Ltd.                                3,698,862
Specialty Retail - 0.5%
    108,000  Edgars Consolidated Stores Ltd.             539,788
                                                      -----------
                                                      12,501,285

South Korea - 19.9%
Auto Components - 0.4%
     31,210  Hankook Tire Co. Ltd.                       413,140
Commercial Services and Supplies - 1.3%
     29,400  S1 Corp.                                  1,418,532
Construction and Engineering - 0.2%
      5,510  Hyundai Development Co.                     174,417
Household Durables - 1.0%
     54,000  Woong Jin Coway Co. Ltd.*                 1,085,180
Industrial Conglomerates - 3.8%
    103,270  Hanwha Corp.                              2,412,110
     67,000  LG Corp.                                  1,693,477
                                                      -----------
                                                       4,105,587
Insurance - 3.4%
     46,000  Oriental Fire & Marine Ins. Co. Ltd.      1,628,201
     20,000  Samsung Fire & Marine Ins. Co. Ltd.       2,071,943
                                                      -----------
                                                       3,700,144
Marine - 2.4%
    181,000  Samsung Heavy Inds. Co. Ltd.              2,639,041
Media - 0.8%
      4,700  Cheil Comms., Inc.                          901,679
Oil, Gas and Consumable Fuels - 1.5%
     62,500  GS Hldgs. Corp.                           1,594,724
Pharmaceuticals - 1.3%
     11,019  Yuhan Corp.                               1,448,060
Trading Companies and Distributors - 2.5%
    153,800  Samsung Corp.                             2,662,916
Transportation Infrastructure - 1.3%
     61,000  Daewoo Shipbuilding & Marine Engineering  1,375,060
                                                      -----------
                                                      21,518,480

Taiwan - 6.4%
Chemicals - 1.2%
  1,180,000  Taiwan Fertilizer Co. Ltd.                1,262,298
Construction and Engineering - 0.2%
    522,771  CTCI Corp.                                  244,171
Diversified Financial Services - 1.7%
    892,249  Shin Kong Financial Hldg. Co. Ltd.          752,828




Shares                                                Value
------------------------------------------------------------------
  2,205,263  SinoPac Hldgs.                        $   1,026,693
                                                      -----------
                                                       1,779,521
Electronic Equipment and Instruments - 2.6%
    613,608  Hon Hai Precision Inds. Co. Ltd.          2,856,743
Multiline Retail - 0.7%
  1,365,000  Far Eastern Dept. Stores Ltd.               719,817
Wireless Telecommunication Services - 0.0%
      9,200  Taiwan Cellular Corp.                         8,761
                                                      -----------
                                                       6,871,311

Thailand - 4.9%
Commercial Banks - 1.2%
    515,000  Bangkok Bank Public Co. Ltd.              1,317,456
Diversified Financial Services - 0.7%
  1,110,000  TISCO Finance Pub. Co. Ltd.                 743,696
Oil, Gas and Consumable Fuels - 1.6%
    147,000  PTT Exploration & Production Pub. Co. Ltd 1,676,112
Wireless Telecommunication Services - 1.4%
    591,000  Advanced Info Service Pub. Co. Ltd.       1,555,074
                                                      -----------
                                                       5,292,338

Turkey - 3.6%
Commercial Banks - 2.5%
    890,100  Turkiye Garanti Bankasi A.S.*             2,661,363
Food and Staples Retailing - 0.6%
     24,000  BIM Birlesik Magazalar A.S.*                602,454
Media - 0.5%
    224,355  Dogan Yayin Hldgs. A.S.*                    584,040
                                                      -----------
                                                       3,847,857

           Total Common Stocks
(Cost $65,260,561)                                    99,293,868

Preferred Stocks - 5.9%
Brazil - 5.9%
Commercial Banks - 2.6%
    962,027  Itausa-Investimentos Itau S.A.        $   2,790,248
Electric Utilities - 0.9%
 48,700,000  AES Tiete S.A.                            1,014,262
Metals and Mining - 2.4%
     66,900  Comp. Vale Do Rio Doce                    2,625,527
                                                      -----------
           Total Preferred Stocks
(Cost $2,372,129)                                      6,430,037


Principal
Amount                                                Value
------------------------------------------------------------------

Repurchase Agreement - 1.3%
$1,368,000   State Street Bank and Trust Co.
             repurchase agreement,
             dated 9/30/2005, maturity
             value $1,368,200 at
             1.75%, due 10/3/2005(1)
(Cost $1,368,000)                                  $   1,368,000

Total Investments - 99.0%
(Cost $69,000,690)                                    107,091,905
Cash, Receivables, and Other Assets
Less Liabilities - 1.0%                                1,129,068
Net Assets - 100%                                  $  108,220,973


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $1,230,000 U.S. Government Agency 5.50%, due 8/15/2028, with a value of $1,397,588.
Glossary of Terms:
           ADR - American Depositary Receipt.
           GDR - Global Depositary Receipt .

-----------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................... $     38,802,705
Gross unrealized depreciation .................        (   711,490)
							        ----------------
Net unrealized appreciation ..................... $      38,091,215
                                                    ==============
-----------------------------------------------------------------

Guardian Small Cap Stock Fund

Schedule of Investments

September 30, 2005 (Unaudited)

Shares                                            Value
------------------------------------------------------------------
Common Stocks - 99.3%
Aerospace and Defense - 3.8%
     113,000    AAR Corp.*                    $1,941,340
      39,200    Aviall, Inc.*                  1,324,176
     102,500    EDO Corp.                      3,078,075
      29,600    Engineered Support Systems, Inc1,214,784
      46,600    Esterline Technologies Corp.*  1,765,674

                                               9,324,049

Air Freight and Logistics - 1.4%
      44,500    UTi Worldwide, Inc.            3,457,650

Airlines - 1.1%
     106,600    Skywest, Inc.                  2,859,012

Biotechnology - 2.8%
     242,200    Immunicon Corp.*                951,846
     124,200    Keryx Biopharmaceuticals, Inc.*1,957,392
     103,700    Nabi Biopharmaceuticals*       1,358,470
      93,000    Protein Design Labs., Inc.*    2,604,000

                                               6,871,708

Capital Markets - 4.0%
      86,500    Affiliated Managers Group, Inc*6,264,330
      24,800    Investors Financial Svcs. Corp. 815,920
      71,100    Nuveen Invesments              2,800,629

                                               9,880,879

Chemicals - 3.6%
      52,800    Albemarle Corp                 1,990,560
     105,600    Georgia Gulf Corp.             2,542,848
      59,300    Lubrizol Corp.                 2,569,469
      96,000    Olin Corp.                     1,823,040

                                               8,925,917

Commercial Banks - 3.8%
     132,500    East West Bancorp, Inc.        4,510,300
      61,800    Westcorp                       3,640,020
      23,400    Wintrust Financial Corp.       1,176,084

                                               9,326,404

Commercial Services and Supplies - 6.8%
      65,800    G & K Svcs., Inc.              2,591,862
     178,100    Knoll, Inc.                    3,268,135
     145,800    Labor Ready, Inc.*             3,739,770
     129,900    Resources Connection, Inc.*    3,848,937
      57,100    Stericycle, Inc.*              3,263,265

                                               16,711,969

Communications Equipment - 2.1%
     278,600    Arris Group, Inc.*             3,304,196
     121,600    Polycom, Inc.*                 1,966,272

                                               5,270,468

Computers and Peripherals - 1.6%
      89,600    Palm, Inc.*                    2,538,368
      82,400    Synaptics, Inc.*               1,549,120

                                               4,087,488

Diversified Consumer Services - 0.9%
      61,900    Universal Technical Institute, 2,204,259

Shares                                         Value
------------------------------------------------------------------

Diversified Telecommunication Services - 2.6%
     138,300    Iowa Telecom. Svcs., Inc.     $2,326,206
      88,600    New Skies Satellites Hldgs. Ltd1,865,030
     169,200    Valor Comm. Group, Inc.        2,306,196

                                               6,497,432

Electric Utilities - 1.1%
      46,200    ITC Hldgs. Corp.               1,338,876
      54,000    Weststar Energy, Inc.          1,303,020

                                               2,641,896

Electronic Equipment and Instruments - 2.4%
     153,800    Benchmark Electronics, Inc.*   4,632,456
      43,600    Flir Sys Inc*                  1,289,688

                                               5,922,144

Energy Equipment and Services - 3.0%
      67,900    Dresser-Rand Group, Inc.*      1,672,377
      64,200    FMC Technologies, Inc.*        2,703,462
     206,100    Key Energy Svcs., Inc.*        3,039,975

                                               7,415,814

Food and Staples Retailing - 0.6%
      41,000    United Natural Foods, Inc.*    1,449,760

Food Products - 2.4%
      62,300    Flowers Foods, Inc.            1,699,544
      65,800    Hain Celestial Group, Inc.*    1,276,520
     103,100    Lance Inc                      1,800,126
      42,900    TreeHouse Foods, Inc.*         1,153,152

                                               5,929,342

Gas Utilities - 1.0%
      35,000    Energen Corp.                  1,514,100
      38,700    Piedmont Natural Gas Co., Inc.  974,079

                                               2,488,179

Health Care Equipment and Supplies - 2.6%
     115,000    American Medical Systems Hldgs.2,317,250
      60,600    DJ Orthopedics, Inc.*          1,753,764
     259,000    OraSure Technologies, Inc.*    2,442,370

                                               6,513,384

Hotels, Restaurants and Leisure - 3.4%
      58,800    Fairmont Hotels & Resorts, Inc.1,965,096
      42,800    Rare Hospitality Int'l., Inc.* 1,099,960
      66,900    Shuffle Master, Inc.*          1,768,167
     128,600    Sonic Corp.*                   3,517,210

                                               8,350,433

Household Durables - 3.9%
      42,000    Meritage Homes Corp.*          3,219,720
      62,400    Snap-On, Inc.                  2,253,888
      30,000    Standard Pacific Corp.         1,245,300
      99,800    WCI Communities, Inc.*         2,831,326

                                               9,550,234

Information Technology Services - 1.0%
      39,800    CACI Int'l., Inc,*             2,411,880

Insurance - 3.7%
      92,200    Allmerica Financial Corp.*     3,793,108

Shares                                         Value
------------------------------------------------------------------
      13,000    Aspen Insurance Hldgs. Ltd.   $ 384,150
      41,800    Endurance Specialty Hldgs. Ltd.1,425,798
      54,100    Stewart Information Svcs. Corp.2,769,920
      18,800    Triad Guaranty, Inc.*           737,336

                                               9,110,312

Internet and Catalog Retail - 1.3%
     167,900    Insight Enterprises, Inc.*     3,122,940

Machinery - 0.8%
      70,000    Watts Water Technologies, Inc. 2,019,500

Media - 2.7%
      43,800    Entercom Comm. Corp.*          1,383,642
     141,400    Gray Television, Inc.          1,497,426
      81,200    Lin TV Corp.*                  1,132,740
     130,700    Westwood One, Inc.             2,599,623

                                               6,613,431

Metals and Mining - 0.6%
      72,100    Century Aluminum Co.*          1,620,808

Oil, Gas and Consumable Fuels - 3.2%
      86,800    Alon USA Energy, Inc.*         2,096,220
      53,900    Bill Barrett Corp.*            1,984,598
      38,900    Cimarex Energy Co.*            1,763,337
      46,000    Plains Exploration & Production1,969,720
           5    Tel Offshore Trust                   55

                                               7,813,930

Personal Products - 0.4%
      94,500    Playtex Products, Inc.*        1,039,500

Pharmaceuticals - 4.7%
      83,200    Barrier Therapeutics, Inc.*     698,048
     287,800    Discovery Laboratories, Inc.*  1,856,310
     106,900    MGI Pharma, Inc.*              2,491,839
     223,000    Pain Therapeutics, Inc.*       1,402,670
     243,350    Salix Pharmaceuticals Ltd.*    5,171,187

                                               11,620,054

Real Estate - 5.3%
      20,800    Alexandria Real Estate Equities1,719,952
      36,200    Federal Realty Investment Trust2,205,666
      57,400    Reckson Assocs. Realty Corp.   1,983,170
      71,100    Redwood Trust, Inc.            3,456,171
     131,700    Tanger Factory Outlet Centers, 3,662,577

                                               13,027,536

Road and Rail - 0.7%
     104,900    Werner Enterprises, Inc.       1,813,721

Semiconductors and Semiconductor Equipment - 5.7%
      79,400    Brooks Automation, Inc.*       1,058,402
     172,500    Cypress Semiconductor Corp.*   2,596,125
     144,800    Netlogic Microsystems, Inc.*   3,126,232
      69,100    Sigmatel, Inc.*                1,398,584
     128,200    Silicon Image, Inc.*           1,139,698
     114,600    Varian Semiconductor Equipment 4,855,602

                                               14,174,643

Shares                                         Value
------------------------------------------------------------------
Software - 7.5%
      83,400    Blackboard, Inc.*             $2,085,834
     115,800    FactSet Research Systems, Inc. 4,080,792
     439,900    Informatica Corp.*             5,287,598
     172,400    Internet Security Systems, Inc.4,139,324
     427,900    Parametric Technology Corp.*   2,982,463

                                               18,576,011

Specialty Retail - 3.0%
      93,000    Aeropostale, Inc.*             1,976,250
     118,000    bebe stores, inc.              2,065,000
     118,300    New York & Co., Inc.*          1,940,120
      46,300    The Sports Authority, Inc.*    1,363,072

                                               7,344,442

Thrifts and Mortgage Finance - 2.7%
     210,700    BankAtlantic Bancorp, Inc.     3,579,793
     190,500    Commercial Capital Bancorp, Inc3,238,500

                                               6,818,293

Trading Companies and Distributors - 1.1%
      85,700    Hughes Supply, Inc.            2,793,820

Total Common Stocks
(Cost $220,947,708)                            245,599,242

Principal
Amount                                         Value
------------------------------------------------------------------
Repurchase Agreement - 0.6%
 $1,477,000     State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $1,477,449 at
                3.65%, due 10/3/2005(1)
                (Cost $1,477,000)             $1,477,000

Total Investments - 99.9%
(Cost $222,424,708)                            247,076,242
Cash, Receivables, and Other Assets
Less Liabilities - 0.1%                            227,785

Net Assets - 100%                             $247,304,027

*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $1,495,000 in U.S. Government Agency 5.40%, due 6/15/2015, with a value of $1,508,081.

------------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $      33,583,550
Gross unrealized depreciation.................         (8,932,016)
                                                   --------------
Net unrealized appreciation ................... $       24,651,534
                                                   ==============
------------------------------------------------------------------
-------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
     rule 30a-3(d) under the 1940 Act)   that occurred during the
     registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The GIAC Funds, Inc.


Date:     November 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          GIAC Funds, Inc.


Date:    November 9, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           GIAC Funds, Inc.


Date:     November 9, 2005